STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - 2.0%
Adient	12,480	[a]	216,278
Dana	29,420		362,454
Gentex	46,830		1,205,872
Harley-Davidson	9,590	[b]	235,339
Thor Industries	3,440	[b]	327,694
Visteon	1,610	[a]	111,444
			2,459,081
Banks - 5.7%
Associated Banc-Corp	47,940		605,003
Bank of Hawaii	4,830	[b]	244,012
Bank OZK	6,630		141,352
Cathay General Bancorp	50,825		1,101,886
CIT Group	13,720		242,981
Comerica	8,740		334,305
Commerce Bancshares	1,550		87,250
East West Bancorp	3,050		99,857
Essent Group	15,850		586,608
First Citizens Bancshares, Cl. A	920		293,278
First Financial Bankshares	8,480		236,677
Glacier Bancorp	11,470		367,614
Home BancShares	5,060		76,710
International Bancshares	17,920		466,995
KeyCorp	35,280		420,890
MGIC Investment	36,050		319,403
New York Community Bancorp	51,320		424,416
Prosperity Bancshares	5,230		271,071
Regions Financial	39,520		455,666
Western Alliance Bancorp	12,220		386,396
			7,162,370
Capital Goods - 10.9%
Acuity Brands	9,470		969,254
AECOM	4,170	[a]	174,473
Allison Transmission Holdings	7,110		249,845
Axon Enterprise	2,410	[a]	218,587
Carlisle	12,520		1,532,072
Colfax	8,950	[a,b]	280,672
Curtiss-Wright	9,210		858,925
Donaldson	7,320		339,794
Dycom Industries	3,940	[a]	208,111

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Capital Goods - 10.9% (continued)
EMCOR Group	13,470		912,054
Fortune Brands Home & Security	4,180		361,654
GATX	5,210	[b]	332,138
Generac Holdings	5,090	[a]	985,628
Hubbell	2,780		380,415
ITT	12,990		767,059
Lincoln Electric Holdings	3,480		320,299
MasTec	9,890	[a,b]	417,358
Mercury Systems	1,430	[a]	110,768
Nordson	3,170		608,069
Owens Corning	3,970		273,176
Regal Beloit	5,470		513,469
Teledyne Technologies	1,740	[a]	539,765
The Timken Company	21,140		1,146,211
The Toro Company	1,010		84,790
Trex	6,960	[a,b]	498,336
Univar Solutions	13,760	[a]	232,269
Valmont Industries	2,140		265,745
Watsco	370		86,169
			13,667,105
Commercial & Professional Services - 2.6%
Clean Harbors	7,510	[a]	420,785
CoreLogic	5,270		356,621
FTI Consulting	2,070	[a]	219,358
Healthcare Services Group	8,150		175,470
Herman Miller	6,160		185,786
HNI	16,990		533,146
IAA	6,260	[a]	325,958
Insperity	4,310		282,262
Manpowergroup	4,730		346,851
MSA Safety	1,310		175,763
Tetra Tech	3,170		302,735
			3,324,735
Consumer Durables & Apparel - 4.5%
Brunswick	8,150		480,116
Carter's	4,990		432,034
Deckers Outdoor	5,770	[a]	1,269,458
Helen of Troy	1,750	[a]	338,660
Polaris	8,170		770,758
PulteGroup	4,530		209,694
Tempur Sealy International	7,500	[a]	668,925
TopBuild	3,590	[a]	612,777
TRI Pointe Group	41,520	[a,b]	753,173

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Consumer Durables & Apparel - 4.5% (continued)
Whirlpool	690		126,884
			5,662,479
Consumer Services - 5.3%
Adtalem Global Education	6,800	[a]	166,872
Boyd Gaming	18,350		563,161
Caesars Entertainment	11,890	[a,b]	666,553
Churchill Downs	2,200	[a,b]	360,404
Domino's Pizza	1,450		616,656
Dunkin' Brands Group	3,790		310,439
Graham Holdings, Cl. B	990		400,069
Grand Canyon Education	4,150	[a]	331,751
Jack in the Box	6,650		527,411
Marriott Vacations Worldwide	1,710		155,285
Norwegian Cruise Line Holdings	8,750	[a,b]	149,713
Papa John's International	4,360		358,741
Penn National Gaming	10,450	[a]	759,715
Scientific Games	8,210	[a]	286,611
Service Corp. International	13,980		589,676
Strategic Education	1,220		111,593
WW International	4,110	[a]	77,556
Wyndham Destinations	8,140		250,386
			6,682,592
Diversified Financials - 2.9%
Eaton Vance	8,400		320,460
Federated Hermes	20,560		442,246
Interactive Brokers Group, Cl. A	2,100		101,493
Janus Henderson Group	10,560	[b]	229,363
Jefferies Financial Group	22,070		397,260
Navient	17,620		148,889
OneMain Holdings	12,680		396,250
SEI Investments	24,960		1,265,971
Stifel Financial	7,410		374,650
			3,676,582
Energy - 2.0%
ChampionX	16,300	[a]	130,237
CNX Resources	23,200	[a]	219,008
Devon Energy	24,630		233,000
EQT	18,090		233,904
Equitrans Midstream	15,750		133,245
Helmerich & Payne	7,850		115,003
Marathon Oil	62,350		255,012
Murphy Oil	31,540		281,337
National Oilwell Varco	10,120		91,687
The Williams Companies	15,740		309,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Energy - 2.0% (continued)
World Fuel Services	10,870		230,335
WPX Energy	46,260	[a]	226,674
			2,458,733
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings	11,270	[a,b]	468,268
Casey's General Stores	3,600		639,540
Sprouts Farmers Market	17,280	[a]	361,670
			1,469,478
Food, Beverage & Tobacco - 1.7%
Campbell Soup	4,440		214,763
Conagra Brands	2,060		73,563
Darling Ingredients	14,230	[a]	512,707
Flowers Foods	31,450		765,178
The Hain Celestial Group	6,480	[a]	222,264
Tootsie Roll Industries	4,421	[b]	136,609
TreeHouse Foods	4,650	[a]	188,465
			2,113,549
Health Care Equipment & Services - 6.4%
Acadia Healthcare	5,480	[a]	161,550
Amedisys	2,760	[a]	652,547
AmerisourceBergen	2,220		215,162
Cantel Medical	3,510		154,229
Chemed	2,100		1,008,735
DaVita	1,540	[a]	131,901
Globus Medical, Cl. A	5,210	[a]	257,999
Haemonetics	1,320	[a]	115,170
HealthEquity	2,820	[a]	144,863
Hill-Rom Holdings	8,440		704,824
ICU Medical	830	[a]	151,691
LHC Group	2,040	[a]	433,622
Masimo	1,690	[a]	398,941
McKesson	1,600		238,288
Molina Healthcare	3,370	[a]	616,845
NuVasive	4,770	[a]	231,679
Patterson	6,760		162,950
Quidel	3,340	[a,b]	732,729
Steris	7,350		1,294,996
Tenet Healthcare	10,360	[a]	253,924
			8,062,645
Household & Personal Products - .7%
Energizer Holdings	2,090		81,803
Nu Skin Enterprises, Cl. A	13,080		655,177
The Clorox Company	840		176,543
			913,523

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Insurance - 4.8%
American Financial Group	3,310		221,704
Fidelity National Financial	2,610		81,719
First American Financial	11,000		560,010
Globe Life	8,060		643,994
Kemper	9,960		665,627
Primerica	15,565		1,761,024
Reinsurance Group of America	4,150		395,038
RenaissanceRe Holdings	1,980		336,085
RLI	3,590		300,591
Selective Insurance Group	4,880		251,271
The Hanover Insurance Group	5,910		550,694
Unum Group	4,070		68,498
White Mountains Insurance Group	210		163,590
			5,999,845
Materials - 5.2%
Avient	23,030		609,374
Eagle Materials	7,630		658,622
FMC	1,010		106,969
Graphic Packaging Holding	26,980		380,148
Ingevity	1,740	[a]	86,026
Louisiana-Pacific	11,770		347,333
NewMarket	830		284,126
Packaging Corp. of America	1,540		167,937
Reliance Steel & Aluminum	10,870		1,109,175
Royal Gold	2,950		354,502
Sensient Technologies	6,180		356,833
Silgan Holdings	11,550		424,693
The Chemours Company	6,190		129,433
The Scotts Miracle-Gro Company	3,240		495,428
Valvoline	44,520		847,661
Worthington Industries	6,160		251,205
			6,609,465
Media & Entertainment - 2.5%
AMC Networks, Cl. A	10,710	[a,b]	264,644
Cable One	300		565,629
Cinemark Holdings	18,810	[b]	188,100
Liberty Media Corp-Liberty SiriusXM, Cl. C	4,480	[a]	148,198
Lions Gate Entertainment, Cl. A	10,050	[a,b]	95,274
Take-Two Interactive Software	770	[a]	127,219
TEGNA	23,660		278,005
The Interpublic Group of Companies	6,570		109,522
The New York Times Company, Cl. A	16,820		719,728
TripAdvisor	5,790	[a]	113,426

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Media & Entertainment - 2.5% (continued)
World Wrestling Entertainment, Cl. A	3,050	[b]	123,434
Yelp	17,950	[a]	360,616
Zynga, Cl. A	12,080	[a]	110,170
			3,203,965
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
Arrowhead Pharmaceuticals	5,670	[a,b]	244,150
Bio-Rad Laboratories, Cl. A	1,480	[a]	762,881
Bio-Techne	880		218,002
Catalent	7,180	[a]	615,039
Charles River Laboratories International	6,960	[a]	1,576,092
Emergent BioSolutions	3,740	[a]	386,454
Exelixis	24,060	[a]	588,267
Jazz Pharmaceuticals	3,530	[a]	503,343
Ligand Pharmaceuticals	1,090	[a,b]	103,899
Medpace Holdings	1,710	[a]	191,093
Mettler-Toledo International	340	[a]	328,355
Neurocrine Biosciences	1,120	[a]	107,699
PRA Health Sciences	5,360	[a]	543,718
Prestige Consumer Healthcare	6,490	[a]	236,366
Repligen	2,850	[a]	420,489
Syneos Health	5,650	[a]	300,354
United Therapeutics	1,160	[a]	117,160
			7,243,361
Real Estate - 9.8%
Brandywine Realty Trust	93,500	[c]	966,790
Brixmor Property Group	6,300	[c]	73,647
Camden Property Trust	11,390	[c]	1,013,482
CoreSite Realty	1,290	[c]	153,355
Corporate Office Properties Trust	47,880	[c]	1,135,714
Cousins Properties	13,810	[c]	394,828
CyrusOne	1,990	[c]	139,360
EastGroup Properties	5,050	[c]	653,116
First Industrial Realty Trust	48,000	[c]	1,910,400
Gaming & Leisure Properties	2,602	[c]	96,109
Healthcare Realty Trust	9,320	[c]	280,718
Highwoods Properties	17,590	[c]	590,496
Lamar Advertising, Cl. A	19,365	[c]	1,281,382
Life Storage	5,190	[c]	546,351
Omega Healthcare Investors	18,200	[c]	544,908
PS Business Parks	10,110	[c]	1,237,363
Sabra Health Care REIT	16,670	[c]	229,796
Service Properties Trust	28,545	[c]	226,933
The GEO Group	21,930	[c]	248,686

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Real Estate - 9.8% (continued)
Weingarten Realty Investors	38,490	[c]	652,790
			12,376,224
Retailing - 4.5%
Aaron's	7,450		422,042
AutoNation	6,980	[a]	369,451
Dick's Sporting Goods	9,020		522,078
Etsy	2,390	[a]	290,696
Foot Locker	6,210		205,116
Kohl's	14,720		272,762
Lithia Motors, Cl. A	1,350		307,719
LKQ	3,540	[a]	98,164
Murphy USA	3,170	[a]	406,616
Nordstrom	9,650	[b]	115,028
Ollie's Bargain Outlet Holdings	5,150	[a]	449,852
Pool	2,090		699,189
RH	1,940	[a,b]	742,283
Sally Beauty Holdings	10,280	[a]	89,333
Williams-Sonoma	7,050		637,602
			5,627,931
Semiconductors & Semiconductor Equipment - 5.5%
Cirrus Logic	10,140	[a]	683,943
Enphase Energy	8,540	[a]	705,319
First Solar	3,930	[a]	260,166
MKS Instruments	3,000		327,690
Monolithic Power Systems	3,500		978,635
Qorvo	1,410	[a]	181,904
Semtech	8,880	[a]	470,285
Silicon Laboratories	5,580	[a]	546,003
SolarEdge Technologies	3,730	[a]	889,045
Synaptics	4,530	[a,b]	364,303
Teradyne	17,670		1,404,058
Universal Display	880		159,051
			6,970,402
Software & Services - 5.9%
ACI Worldwide	13,250	[a]	346,222
Alliance Data Systems	7,130		299,317
Blackbaud	3,750		209,363
CACI International, Cl. A	3,980	[a]	848,377
CDK Global	4,450		193,976
Ceridian HCM Holding	4,690	[a]	387,628
Fair Isaac	3,140	[a]	1,335,693
Fortinet	1,400	[a]	164,934
J2 Global	10,910	[a,b]	755,190
KBR	19,660		439,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Software & Services - 5.9% (continued)
Leidos Holdings	3,680		328,072
Manhattan Associates	4,870	[a]	465,036
Paylocity Holding	3,180	[a]	513,316
Qualys	3,850	[a]	377,339
Teradata	7,770	[a]	176,379
WEX	4,690	[a]	651,769
			7,492,209
Technology Hardware & Equipment - 4.3%
Arrow Electronics	5,620	[a]	442,069
Ciena	18,610	[a]	738,631
Cognex	8,160		531,216
II-VI	7,540	[a,b]	305,822
InterDigital	4,790		273,317
Jabil	4,530		155,198
Lumentum Holdings	6,430	[a]	483,086
National Instruments	14,740		526,218
NETSCOUT Systems	8,490	[a]	185,337
SYNNEX	3,330		466,400
Trimble	14,700	[a]	715,890
Zebra Technologies, Cl. A	2,260	[a]	570,560
			5,393,744
Telecommunication Services - .1%
Telephone & Data Systems	8,720		160,797
Transportation - 1.5%
Avis Budget Group	10,600	[a,b]	278,992
Kansas City Southern	660		119,348
Old Dominion Freight Line	1,795		324,751
Schneider National, Cl. B	4,890		120,930
Werner Enterprises	6,930		290,991
XPO Logistics	8,470	[a]	717,070
			1,852,082
Utilities - 4.0%
Hawaiian Electric Industries	13,500		448,740
IDACORP	16,020		1,279,998
MDU Resources Group	30,540		687,150
NorthWestern	4,190		203,802
OGE Energy	45,360		1,360,346
ONE Gas	9,240		637,652
Spire	8,490		451,668
			5,069,356
Total Common Stocks (cost $121,224,238)			125,652,253

	1-Day Yield (%)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $296,803)	0.10	296,803	[d]	296,803

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $736,953)	0.10	736,953	[d]	736,953
Total Investments (cost $122,257,994)		100.6%		126,686,009
Liabilities, Less Cash and Receivables		(.6%)		(781,085)
Net Assets		100.0%		125,904,924

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $8,800,231 and the value of the collateral was $8,883,108, consisting of cash collateral of $736,953 and U.S. Government & Agency securities valued at $8,146,155.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks	125,652,253	-	-	125,652,253
Investment Companies	1,033,756	-	-	1,033,756

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2020, accumulated net unrealized appreciation on investments was $4,428,015, consisting of $16,303,101 gross unrealized appreciation and $11,875,086 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.